Derivative Instruments - Derivative Gain (Loss) (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LNG revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]	$ 3	$ 2
Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]	$ (41)	$ 28
Interest Rate Derivatives [Member] | Gain (Loss) on Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net				$ 0	$ 0	$ (2)
Liquefaction Supply Derivatives [Member] | LNG revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[2]			1	(1)	0
Liquefaction Supply Derivatives [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[2]			$ 71	$ (100)	$ (24)

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.
[2]	Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.